Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2015
Property and equipment, net [Abstract]
Schedule of property and equipment
	December 31,
	2014	2015
	RMB	RMB

Gross carrying amount
Building	-	482,387
Servers, computers and equipment	304,117	453,441
Leasehold improvements	32,392	69,929
Decoration	-	66,140
Furniture, fixture and office equipment	13,879	26,098
Motor vehicles	10,815	12,835
Construction in progress	31,786	1,937

Total	392,989	1,112,767
Less: accumulated depreciation	(158,761)	(269,318)

Property and equipment, net	234,228	843,449